United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/14

Date of Reporting Period: Six months ended 06/30/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2014
Ticker	FCSPX

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	93.4%
Foreign Government Debt Securities	4.7%
Derivative Contracts[2]	(0.1)%
Cash Equivalents[3]	0.8%
Other Assets and Liabilities—Net[4]	1.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—93.4%
		Basic Industry - Chemicals—2.0%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$15,387
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	675,423
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	283,853
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	124,679
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	96,319
		TOTAL	1,195,661
		Basic Industry - Metals & Mining—5.6%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	272,899
150,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	162,886
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	136,589
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	205,529
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	225,944
90,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	101,138
85,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	90,206
310,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	330,925
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	41,193
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	161,546
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	139,425
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	231,250
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	209,498
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	261,254
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	229,824
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	274,146
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	109,393
100,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	114,022
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	106,221
		TOTAL	3,403,888
		Basic Industry - Paper—1.4%
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	312,492
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	143,521
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	152,319
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	123,259
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	135,321
		TOTAL	866,912
		Capital Goods - Aerospace & Defense—0.3%
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	108,000
50,000		Textron Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	51,848
		TOTAL	159,848
		Capital Goods - Building Materials—0.9%
260,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	288,600
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	35,451
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	237,914
		TOTAL	561,965
		Capital Goods - Construction Machinery—0.2%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	136,304
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—0.7%
$100,000		Harsco Corp., 5.75%, 5/15/2018	$108,563
200,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	210,730
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	125,120
		TOTAL	444,413
		Capital Goods - Packaging—0.9%
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	66,839
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	85,801
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	123,296
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	43,380
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	254,081
		TOTAL	573,397
		Communications - Cable & Satellite—2.9%
250,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	245,132
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	296,940
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	532,666
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	64,005
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	534,712
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	112,525
		TOTAL	1,785,980
		Communications - Media & Entertainment—5.7%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	31,312
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	223,625
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	309,368
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	203,570
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	72,112
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	123,467
350,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	408,128
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	314,155
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	190,515
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	105,264
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	524,069
225,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	225,467
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	97,971
370,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	388,676
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	290,162
		TOTAL	3,507,861
		Communications - Telecom Wireless—0.7%
220,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	239,276
180,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	187,317
		TOTAL	426,593
		Communications - Telecom Wirelines—8.2%
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	328,500
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	488,638
250,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	272,500
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	118,940
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	327,438
425,000		Telefonica Emisiones S.A.U., Company Guarantee, 5.462%, 2/16/2021	483,058
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	51,106
1,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,680,859
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.40%, 9/15/2033	$368,079
700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	882,679
		TOTAL	5,001,797
		Consumer Cyclical - Automotive—3.1%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	61,710
300,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	303,948
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	204,452
470,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	501,939
270,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	279,386
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	257,448
200,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	208,665
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	105,954
		TOTAL	1,923,502
		Consumer Cyclical - Leisure—0.4%
240,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	253,982
		Consumer Cyclical - Lodging—1.2%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	270,313
150,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	146,417
280,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	288,103
20,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	22,444
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,110
		TOTAL	728,387
		Consumer Cyclical - Retailers—0.5%
100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	105,586
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	85,381
55,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	55,161
50,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	52,395
		TOTAL	298,523
		Consumer Non-Cyclical - Food/Beverage—2.8%
60,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	75,201
170,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	164,438
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	318,024
250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	242,380
208,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	266,859
250,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	259,307
180,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	188,761
165,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	173,234
		TOTAL	1,688,204
		Consumer Non-Cyclical - Health Care—0.1%
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	41,017
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	40,523
		TOTAL	81,540
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	41,444
		Consumer Non-Cyclical - Products—0.6%
100,000		Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	103,471
200,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	239,921
		TOTAL	343,392
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Supermarkets—0.6%
$300,000		Kroger Co., Bond, 6.90%, 4/15/2038	$388,946
		Consumer Non-Cyclical - Tobacco—1.6%
140,000		Altria Group, Inc., 9.25%, 8/6/2019	186,216
235,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	241,811
150,000		Altria Group, Inc., Sr. Unsecd. Note, 5.375%, 1/31/2044	164,648
300,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	367,828
		TOTAL	960,503
		Energy - Independent—3.8%
90,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	92,908
50,000		Petroleos Mexicanos, 6.50%, 6/2/2041	58,375
1,665,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	1,877,287
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	275,760
7,227	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	7,346
		TOTAL	2,311,676
		Energy - Integrated—3.3%
250,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	289,576
245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	259,500
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	114,958
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	112,491
500,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	483,075
730,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	755,550
		TOTAL	2,015,150
		Energy - Midstream—4.7%
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	645,177
250,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	259,179
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	228,488
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	45,049
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	358,442
370,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	434,330
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	271,051
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	188,784
120,000		Williams Partners LP, 5.25%, 3/15/2020	135,507
290,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	291,784
		TOTAL	2,857,791
		Energy - Oil Field Services—1.8%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	39,317
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	108,437
200,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	218,643
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	99,396
100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	103,149
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	186,622
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	187,492
150,000		Weatherford International Ltd., Sr. Unsecd. Note, 6.75%, 9/15/2040	184,389
		TOTAL	1,127,445
		Energy - Refining—1.1%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	185,597
350,000		Valero Energy Corp., 9.375%, 3/15/2019	459,794
		TOTAL	645,391
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—9.2%
$200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	$213,094
200,000		Bank of America Corp., 2.60%, 1/15/2019	202,540
550,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	614,546
125,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	125,899
200,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	197,099
250,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	247,719
200,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	229,451
200,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	205,136
550,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	593,061
170,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	184,705
250,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	251,754
270,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	304,742
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	100,616
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	323,739
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	396,900
480,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	556,066
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	125,120
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	48,569
30,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	29,485
175,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	177,756
200,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	213,926
215,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	217,960
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	61,018
		TOTAL	5,620,901
		Financial Institution - Broker/Asset Mgr/Exh—2.6%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	211,756
10,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,205
2,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	2,299
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	169,882
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	77,360
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	293,532
200,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	231,366
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	564,649
		TOTAL	1,561,049
		Financial Institution - Finance Companies—0.7%
250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	251,680
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	104,375
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	79,381
		TOTAL	435,436
		Financial Institution - Insurance - Life—4.8%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	100,969
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	268,802
575,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	694,985
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	136,612
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	158,665
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	151,091
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	237,724
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	159,375
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	67,462
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	$185,933
650,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	746,115
		TOTAL	2,907,733
		Financial Institution - Insurance - P&C—2.4%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	585,763
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	61,808
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	82,213
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	66,068
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	339,460
55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	57,081
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	306,848
		TOTAL	1,499,241
		Financial Institution - REIT - Apartment—1.2%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	299,298
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	97,327
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	76,103
250,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	251,463
		TOTAL	724,191
		Financial Institution - REIT - Office—0.8%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	99,712
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	63,513
70,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	70,890
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	233,783
		TOTAL	467,898
		Financial Institution - REIT - Other—1.3%
200,000		Liberty Property LP, 6.625%, 10/1/2017	228,897
73,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	87,798
100,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	101,574
150,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	156,786
200,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	208,140
		TOTAL	783,195
		Financial Institution - REIT - Retail—0.9%
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	363,563
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	45,965
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	129,032
		TOTAL	538,560
		Financial Institution - REIT - Healthcare—0.9%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	111,188
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	267,667
200,000		Healthcare Trust of America, 3.70%, 4/15/2023	194,598
		TOTAL	573,453
		Technology—2.8%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	115,946
50,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	50,734
100,000		BMC Software, Inc., 7.25%, 6/1/2018	105,000
350,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	344,824
320,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	370,505
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	104,771
280,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	311,146
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	$224,855
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	80,962
		TOTAL	1,708,743
		Transportation - Airlines—0.5%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	92,769
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	239,987
		TOTAL	332,756
		Transportation - Railroads—1.8%
300,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	359,187
200,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.05%, 3/15/2022	201,218
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	219,352
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	132,356
55,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	52,118
55,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	56,023
100,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	109,123
		TOTAL	1,129,377
		Transportation - Services—1.9%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	375,448
420,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	446,515
150,000		Ryder System, Inc., Sr. Unsecd. Note, 2.55%, 6/1/2019	151,994
100,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	105,841
70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	71,351
		TOTAL	1,151,149
		Utility - Electric—5.3%
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	92,440
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	272,975
225,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	255,747
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	114,975
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	64,238
300,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	313,665
100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	100,803
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	177,838
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	117,548
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	253,184
35,710	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	38,887
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	269,658
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	306,322
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	208,038
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	225,199
50,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	50,647
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	36,649
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	90,459
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	262,952
		TOTAL	3,252,224
		Utility - Natural Gas—1.1%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	87,334
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	197,831
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	98,230
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	201,196
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	$82,900
		TOTAL	667,491
		TOTAL CORPORATE BONDS (IDENTIFIED COST $53,201,716)	57,083,892
		FOREIGN GOVERNMENTS/AGENCIES—4.7%
		Sovereign—4.7%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	654,000
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	222,400
850,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	912,050
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	334,800
190,000		Peru, Government of, 6.55%, 3/14/2037	238,735
206,000		United Mexican States, 6.75%, 9/27/2034	266,770
210,000		United Mexican States, Note, 5.625%, 1/15/2017	233,100
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,676,327)	2,861,855
		INVESTMENT COMPANY—0.8%
493,874	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	493,874
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $56,371,917)[5]	60,439,621
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	699,035
		TOTAL NET ASSETS—100%	$61,138,656
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7U.S. Treasury Notes 2-Year Long Futures	40	$8,783,750	September 2014	$(4,465)
7U.S. Treasury Ultra Bond Long Futures	20	$2,998,750	September 2014	$41,272
7U.S. Treasury Notes 5-Year Short Futures	85	$10,154,180	September 2014	$(54,645)
7U.S. Treasury Notes 10-Year Short Futures	90	$11,265,469	September 2014	$(23,210)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(41,048)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $6,928,549, which represented 11.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $6,928,549, which represented 11.3% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report
9

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$57,083,892	$—	$57,083,892
Foreign Governments/Agencies	—	2,861,855	—	2,861,855
Investment Company	493,874	—	—	493,874
TOTAL SECURITIES	$493,874	$59,945,747	$—	$60,439,621
OTHER FINANCIAL INSTRUMENTS*	$(41,048)	$—	$—	$(41,048)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.70	$11.41	$10.73	$10.78	$10.37	$8.76
Income From Investment Operations:
Net investment income	0.25	0.50	0.54	0.57	0.57	0.59
Net realized and unrealized gain (loss) on investments and futures contracts	0.50	(0.62)	0.73	0.18	0.41	1.61
TOTAL FROM INVESTMENT OPERATIONS	0.75	(0.12)	1.27	0.75	0.98	2.20
Less Distributions:
Distributions from net investment income	(0.25)	(0.50)	(0.54)	(0.57)	(0.57)	(0.59)
Distributions from net realized gain on investments and futures contracts	(0.02)	(0.09)	(0.05)	(0.23)	—	—
TOTAL DISTRIBUTIONS	(0.27)	(0.59)	(0.59)	(0.80)	(0.57)	(0.59)
Net Asset Value, End of Period	$11.18	$10.70	$11.41	$10.73	$10.78	$10.37
Total Return[1]	7.02%	(1.02)%	12.03%	7.12%	9.56%	25.84%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.53%[3]	4.57%	4.81%	5.19%	5.28%	6.01%
Expense waiver/reimbursement[4]	0.38%[3]	0.41%	0.61%	0.80%	0.85%	1.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,139	$49,635	$50,650	$36,321	$46,004	$30,886
Portfolio turnover	6%	31%	30%	80%	31%	42%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
June 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $493,874 of investment in an affiliated holding (Note 5) (identified cost $56,371,917)		$60,439,621
Restricted cash (Note 2)		143,400
Income receivable		805,242
Receivable for shares sold		24,379
Receivable for daily variation margin		1,367
TOTAL ASSETS		61,414,009
Liabilities:
Payable for shares redeemed	$35,213
Income distribution payable	220,511
Payable to adviser (Note 5)	1,674
Payable for auditing fees	13,513
Accrued expenses (Note 5)	4,442
TOTAL LIABILITIES		275,353
Net assets for 5,470,011 shares outstanding		$61,138,656
Net Assets Consist of:
Paid-in capital		$57,390,001
Net unrealized appreciation of investments and futures contracts		4,026,656
Accumulated net realized loss on investments and futures contracts		(286,381)
Undistributed net investment income		8,380
TOTAL NET ASSETS		$61,138,656
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$61,138,656 ÷ 5,470,011 shares outstanding, no par value, unlimited shares authorized		$11.18
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Interest		$1,276,330
Dividends received from an affiliated holding (Note 5)		331
TOTAL INCOME		1,276,661
Expenses:
Administrative fee (Note 5)	$22,017
Custodian fees	4,935
Transfer agent fee	3,402
Directors'/Trustees' fees (Note 5)	892
Auditing fees	13,513
Legal fees	6,529
Portfolio accounting fees	34,568
Share registration costs	11,438
Printing and postage	6,071
Miscellaneous (Note 5)	4,361
TOTAL EXPENSES	107,726
Reimbursement of other operating expenses (Note 5)	(107,726)
Net expenses		—
Net investment income		1,276,661
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		30,909
Net realized loss on futures contracts		(241,609)
Net change in unrealized appreciation of investments		2,865,217
Net change in unrealized appreciation of futures contracts		(116,727)
Net realized and unrealized gain on investments and futures contracts		2,537,790
Change in net assets resulting from operations		$3,814,451
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,276,661	$2,315,773
Net realized gain (loss) on investments and futures contracts	(210,700)	417,898
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,748,490	(3,358,795)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,814,451	(625,124)
Distributions to Shareholders:
Distributions from net investment income	(1,273,760)	(2,315,638)
Distributions from net realized gain on investments	(104,742)	(413,001)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,378,502)	(2,728,639)
Share Transactions:
Proceeds from sale of shares	14,100,377	10,808,752
Net asset value of shares issued to shareholders in payment of distributions declared	11,932	25,499
Cost of shares redeemed	(5,044,881)	(8,495,455)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,067,428	2,338,796
Change in net assets	11,503,377	(1,014,967)
Net Assets:
Beginning of period	49,635,279	50,650,246
End of period (including undistributed net investment income of $8,380 and $5,479, respectively)	$61,138,656	$49,635,279
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Semi-Annual Shareholder Report
15

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,331,094 and $14,090,518, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in
Semi-Annual Shareholder Report
16

connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(41,048)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(241,609)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(116,727)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
	Six Months Ended 6/30/2014	Year Ended 12/31/2013
Shares sold	1,289,670	972,845
Shares issued to shareholders in payment of distributions declared	1,077	2,370
Shares redeemed	(459,664)	(773,953)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	831,083	201,262
4. FEDERAL TAX INFORMATION
At June 30, 2014, the cost of investments for federal tax purposes was $56,371,917. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $4,067,704. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,282,647 and net unrealized depreciation from investments for those securities having an excess of cost over value of $214,943.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2014, the Adviser reimbursed $107,726 of other operating expenses.
Semi-Annual Shareholder Report
17

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended June 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the six months ended June, 30, 2014, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2013	371,042
Purchases/Additions	15,068,849
Sales/Reductions	(14,946,017)
Balance of Shares Held 6/30/2014	493,874
Value	$493,874
Dividend Income	$331
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:
Purchases	$10,633,811
Sales	$1,701,246
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
Semi-Annual Shareholder Report
18

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,070.20	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
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19

Evaluation and Approval of Advisory Contract–May 2014
Federated Corporate Bond Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund both in absolute terms and relative to similar and/or competing funds with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in
Semi-Annual Shareholder Report
20

the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry, the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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21

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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23

Federated Corporate Bond Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
35282 (8/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2014
Ticker	FHYSX

Federated High-Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2014, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	12.8%
Health Care	9.0%
Media Entertainment	6.8%
Independent Energy	6.2%
Packaging	5.6%
Retailers	4.8%
Midstream	4.4%
Automotive	4.3%
Cable Satellite	4.3%
Financial Institutions	3.9%
Wireless Communications	3.9%
Food & Beverage	3.8%
Gaming	3.8%
Building Materials	3.1%
Industrial—Other	2.8%
Other[3]	17.9%
Cash Equivalents[4]	1.9%
Other Assets and Liabilities—Net [5]	0.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the BHY2%ICI. Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2014 (unaudited)
Shares			Value
		INVESTMENT COMPANY—100.1%
3,641,798	[1]	High Yield Bond Portfolio	$24,509,304
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $24,341,694)[2]	24,509,304
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(13,158)
		TOTAL NET ASSETS—100%	$24,496,146
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Semi-Annual Report is included with this Report.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio (HYCORE) is an affiliated holding offered only to registered investment companies and other accredited investors.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.92	$14.05	$13.32	$13.79	$14.18	$10.41
Income From Investment Operations:
Net investment income	0.48	1.06	1.22	1.22	1.40	1.27
Net realized and unrealized gain (loss) on investments	0.23	0.00[1]	0.76	(0.41)	0.62	3.92
TOTAL FROM INVESTMENT OPERATIONS	0.71	1.06	1.98	0.81	2.02	5.19
Less Distributions:
Distributions from net investment income	(0.48)	(1.06)	(1.22)	(1.22)	(1.40)	(1.27)
Distributions from net realized gain on investments	(0.09)	(0.13)	(0.03)	(0.06)	(1.01)	(0.15)
TOTAL DISTRIBUTIONS	(0.57)	(1.19)	(1.25)	(1.28)	(2.41)	(1.42)
Net Asset Value, End of Period	$14.06	$13.92	$14.05	$13.32	$13.79	$14.18
Total Return[2]	5.19%	7.83%	15.44%	6.09%	15.07%	52.35%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.96%[4]	7.41%	8.89%	8.98%	9.68%	9.42%
Expense waiver/reimbursement[5]	0.64%[4]	0.77%	2.08%	3.07%	2.92%	7.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,496	$22,695	$13,084	$8,900	$9,720	$9,156
Portfolio turnover	18%	20%	35%	82%	125%	40%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2014 (unaudited)
Assets:
Total investment in an affiliated holding (Note 5) (identified cost $24,341,694)		$24,509,304
Receivable for investments sold		135,000
Receivable for shares sold		19,754
TOTAL ASSETS		24,664,058
Liabilities:
Bank overdraft	$ 3,613
Income distribution payable	139,466
Payable to adviser (Note 5)	807
Payable for auditing fees	12,322
Payable for portfolio accounting fees	6,962
Accrued expenses (Note 5)	4,742
TOTAL LIABILITIES		167,912
Net assets for 1,741,868 shares outstanding		$24,496,146
Net Assets Consist of:
Paid-in capital		$24,243,860
Net unrealized appreciation of investments		167,610
Accumulated net realized gain on investments		79,739
Undistributed net investment income		4,937
TOTAL NET ASSETS		$24,496,146
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$24,496,146 ÷ 1,741,868 shares outstanding, no par value, unlimited shares authorized		$14.06
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Dividends received from an affiliated holding (Note 5)		$822,531
Expenses:
Administrative fee (Note 5)	$9,237
Custodian fees	1,939
Transfer agent fee	1,864
Directors'/Trustees' fees (Note 5)	792
Auditing fees	12,322
Legal fees	6,529
Portfolio accounting fees	20,835
Share registration costs	11,593
Printing and postage	8,295
Miscellaneous (Note 5)	2,617
TOTAL EXPENSES	76,023
Reimbursement of other operating expenses (Note 5)	(76,023)
Net expenses		—
Net investment income		822,531
Realized and Unrealized Gain on Investments:
Net realized gain on sale of investments in an affiliated holding (Note 5)		85,492
Net change in unrealized depreciation of investments		301,076
Net realized and unrealized gain on investments		386,568
Change in net assets resulting from operations		$1,209,099
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$822,531	$1,384,717
Net realized gain on investments	85,492	293,736
Net change in unrealized appreciation/depreciation of investments	301,076	(257,790)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,209,099	1,420,663
Distributions to Shareholders:
Distributions from net investment income	(817,594)	(1,418,167)
Distributions from net realized gain on investments	(164,545)	(183,767)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(982,139)	(1,601,934)
Share Transactions:
Proceeds from sale of shares	5,602,994	12,033,682
Net asset value of shares issued to shareholders in payment of distributions declared	7,156	5,211
Cost of shares redeemed	(4,036,106)	(2,246,575)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,574,044	9,792,318
Change in net assets	1,801,004	9,611,047
Net Assets:
Beginning of period	22,695,142	13,084,095
End of period (including undistributed net investment income of $4,937 and $0, respectively)	$24,496,146	$22,695,142
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated High-Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income, by investing primarily in a high yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2014	Year Ended 12/31/2013
Shares sold	398,553	859,798
Shares issued to shareholders in payment of distributions declared	509	375
Shares redeemed	(287,746)	(160,867)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	111,316	699,306
4. FEDERAL TAX INFORMATION
At June 30, 2014, the cost of investments for federal tax purposes was $24,341,694. The net unrealized appreciation of investments for federal tax purposes was $167,610. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $167,610.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2014, the Adviser reimbursed $76,023 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended June 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the six months ended June 30, 2014, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2014, were as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2013	3,450,484
Purchases/Additions	838,811
Sales/Reductions	(647,497)
Balance of Shares Held 6/30/2014	3,641,798
Value	$24,509,304
Dividend Income	$822,531
Semi-Annual Shareholder Report

The Fund invests in High Yield Bond Portfolio (“HYCORE”), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2014, HYCORE represents 100% of the Fund's total portfolio of investments. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:
Purchases	$5,604,864
Sales	$4,332,000
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,051.90	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At June 30, 2014, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	12.8%
Health Care	8.9%
Media Entertainment	6.8%
Independent Energy	6.2%
Packaging	5.6%
Retailers	4.8%
Midstream	4.4%
Automotive	4.3%
Cable Satellite	4.3%
Financial Institutions	3.9%
Wireless Communications	3.9%
Food & Beverage	3.8%
Gaming	3.8%
Building Materials	3.1%
Industrial—Other	2.8%
Other[2]	17.9%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	0.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
June 30, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.2%
		Aerospace/Defense—0.8%
$5,625,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$6,152,344
1,725,000		TransDigm, Inc., 5.50%, 10/15/2020	1,761,915
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,112,500
7,450,000	[1,2]	TransDigm, Inc., Series 144A, 6.00%, 7/15/2022	7,664,187
3,200,000	[1,2]	TransDigm, Inc., Series 144A, 6.50%, 7/15/2024	3,336,000
		TOTAL	20,026,946
		Automotive—4.2%
8,900,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	9,411,750
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,655,000
2,000,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	2,160,000
400,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 5.125%, 2/15/2019	422,000
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,537,500
6,150,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	7,118,625
3,925,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	4,454,875
2,250,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	1,366,875
2,650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	2,934,875
6,850,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,329,500
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	6,341,812
1,800,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	1,919,250
5,975,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	6,751,750
1,000,000		Lear Corp., 5.375%, 3/15/2024	1,032,500
3,875,000		Lear Corp., Series WI, 4.75%, 1/15/2023	3,875,000
3,450,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	3,458,625
4,125,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	4,367,344
3,875,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	4,388,438
6,675,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	7,008,750
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,757,812
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	444,125
1,875,000		Titan International, Inc., Series WI, 6.875%, 10/1/2020	1,912,500
12,700,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	12,128,500
		TOTAL	101,777,406
		Building Materials—3.1%
2,725,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	2,881,688
4,700,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	4,876,250
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,288,031
1,875,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	2,025,000
1,525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,631,750
4,675,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	4,943,812
6,175,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	6,761,625
3,725,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	4,032,313
10,300,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	11,433,000
5,850,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 6.50%, 2/1/2022	5,667,187
3,925,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	4,199,750
7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,889,062
6,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	6,688,000
5,900,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,342,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,350,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	$1,432,688
		TOTAL	75,092,656
		Cable Satellite—4.3%
5,475,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	5,694,000
3,425,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	3,429,281
4,675,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	4,990,562
3,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	3,328,875
2,075,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,126,875
2,175,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,346,281
25,000		Charter Communications Holdings II, 7.375%, 6/1/2020	27,313
3,675,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	3,886,313
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	868,000
2,775,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,934,563
1,100,000		DISH DBS Corporation, 5.00%, 3/15/2023	1,123,375
1,525,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,622,219
14,150,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	15,388,125
4,725,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	4,784,062
5,050,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	5,365,625
6,250,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	6,781,250
5,250,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	5,505,937
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,651,125
5,950,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	5,927,687
1,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,734,688
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	2,585,000
650,000	[1,2]	Numericable Group SA, Series 144A, 4.875%, 5/15/2019	667,875
4,450,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	4,633,563
3,025,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	3,161,125
3,550,000	[1,2]	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	3,692,000
500,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.375%, 4/15/2021	527,500
4,450,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	4,850,500
		TOTAL	103,633,719
		Chemicals—2.1%
1,500,000		Ashland, Inc., 3.875%, 4/15/2018	1,550,625
3,450,000		Ashland, Inc., 4.75%, 8/15/2022	3,484,500
2,325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	2,348,250
4,650,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	4,673,250
9,275,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	10,156,125
2,750,000		Eagle Spinco, Inc., Sr. Unsecd. Note, Series WI, 4.625%, 2/15/2021	2,756,875
850,000		Georgia Gulf Corp., Series WI, 4.875%, 5/15/2023	856,374
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	3,408,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,548,500
1,875,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	1,921,875
3,075,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,340,219
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,482,000
1,125,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,199,531
4,450,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	4,689,187
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,391,517
		TOTAL	51,806,828
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—0.7%
$4,175,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	$4,268,937
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,117,500
1,375,000		United Rentals, Inc., 5.75%, 11/15/2024	1,431,719
925,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	1,026,750
1,175,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	1,324,813
5,475,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	6,036,187
1,325,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	1,427,688
		TOTAL	16,633,594
		Consumer Cyclical Services—1.8%
4,725,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	4,990,781
4,200,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	4,436,250
8,425,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	8,446,062
1,250,000		Monitronics International, Inc., 9.125%, 4/1/2020	1,340,625
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,502,750
6,800,000		ServiceMaster Co., 7.00%, 8/15/2020	7,267,500
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,544,000
1,775,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,903,688
7,850,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	8,497,625
		TOTAL	43,929,281
		Consumer Products—2.4%
11,750,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	12,836,875
5,025,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	5,376,750
5,075,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	4,821,250
9,850,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	10,108,562
5,525,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	6,146,563
2,725,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	2,793,125
3,975,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	4,452,000
300,000		Spectrum Brands, Inc., Series WI, 6.375%, 11/15/2020	324,750
800,000		Spectrum Brands, Inc., Series WI, 6.625%, 11/15/2022	870,000
6,550,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	7,041,250
2,825,000		Springs Industries, Inc., 6.25%, 6/1/2021	2,895,624
700,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	656,250
		TOTAL	58,322,999
		Diversified Manufacturing—1.6%
2,900,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	2,820,250
3,450,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	3,812,250
7,125,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	7,516,875
6,125,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	6,155,625
9,200,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	9,890,000
1,725,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,897,500
1,960,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,156,000
3,575,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	3,664,375
1,600,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	1,704,000
		TOTAL	39,616,875
		Financial Institutions—3.9%
5,500,000	[1,2]	Aercap Ireland Cap Ltd/A, Series 144A, 4.50%, 5/15/2021	5,603,125
2,975,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	3,596,031
1,075,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,308,813
9,050,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	9,445,937
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$5,550,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	$6,216,000
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	3,012,609
9,425,000		CIT Group, Inc., 5.25%, 3/15/2018	10,143,656
725,000		CIT Group, Inc., 5.375%, 5/15/2020	780,961
5,125,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,778,437
2,075,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,169,672
4,150,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	4,258,938
875,000		General Motors Financial Company, Inc., Series WI, 2.75%, 5/15/2016	889,766
825,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	826,031
700,000		General Motors Financial Company, Inc., Sr. Note, 3.25%, 5/15/2018	710,500
8,625,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,921,484
7,550,000		International Lease Finance Corp., 5.875%, 8/15/2022	8,267,250
2,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,385,313
3,400,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,646,500
2,825,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	3,001,563
11,425,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	13,595,750
		TOTAL	94,558,336
		Food & Beverage—3.8%
12,875,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	13,679,687
2,875,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	2,889,375
2,025,000		Constellation Brands, Inc., 4.25%, 5/1/2023	2,032,594
2,100,000	[1,2]	Darling Ingredients, Inc., Series 144A, 5.375%, 1/15/2022	2,186,625
11,614,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	12,117,467
15,125,000		H.J. Heinz Co., 4.25%, 10/15/2020	15,238,437
11,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	11,302,500
4,075,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	4,482,500
8,900,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	9,790,000
875,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	916,563
2,225,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	2,358,500
1,000,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,155,000
700,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	723,625
11,175,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	11,974,013
		TOTAL	90,846,886
		Gaming—3.8%
4,400,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	4,664,000
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	3,159,000
4,925,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	4,851,125
1,925,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	1,977,938
4,875,000	[1,2]	GLP Capital LP / GLP Financing II, Inc., Series 144A, 4.875%, 11/1/2020	5,033,437
2,825,000	[1,2]	GLP Capital LP / GLP Financing II, Inc., Series 144A, 5.375%, 11/1/2023	2,945,062
3,575,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	3,289,000
9,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	10,604,375
875,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	967,969
6,400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	7,160,000
1,800,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	2,153,250
7,650,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	8,529,750
9,125,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	8,645,937
1,575,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	1,720,688
7,275,000		Pinnacle Entertainment, Inc., Series WI, 6.375%, 8/1/2021	7,711,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$4,718,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	$5,166,210
4,880,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,538,800
7,250,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	7,956,875
		TOTAL	92,074,916
		Health Care—8.9%
9,150,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	9,904,875
7,375,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	7,909,687
3,975,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 5.125%, 8/1/2021	4,094,250
8,975,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 6.875%, 2/1/2022	9,558,375
1,175,000		Catamaran Corp, 4.75%, 3/15/2021	1,189,688
8,175,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,624,625
1,125,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	1,220,625
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,755,266
5,550,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,952,375
4,600,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	4,651,750
9,575,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	10,520,531
7,250,000		HCA, Inc., 4.75%, 5/1/2023	7,259,063
3,675,000		HCA, Inc., 5.00%, 3/15/2024	3,734,976
4,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	4,350,000
2,300,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,412,125
9,500,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	10,711,250
11,850,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	13,701,562
5,100,000		Hologic, Inc., 6.25%, 8/1/2020	5,406,000
10,125,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	10,821,094
5,800,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	6,090,000
11,575,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	12,153,750
2,050,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,219,125
14,775,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	14,682,656
1,200,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	1,215,000
10,075,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	11,687,000
6,425,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	6,416,969
4,975,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	5,024,750
6,525,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	7,234,594
6,000,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	6,315,000
10,950,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	11,620,687
5,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	5,512,500
		TOTAL	215,950,148
		Independent Energy—6.2%
6,675,000		Antero Resources Corp., 6.00%, 12/1/2020	7,192,312
1,150,000	[1,2]	Antero Resources Corp., Series 144A, 5.125%, 12/1/2022	1,183,063
2,775,000		Antero Resources Corp., Series WI, 5.375%, 11/1/2021	2,889,469
5,850,000		Approach Resources, Inc., 7.00%, 6/15/2021	6,127,875
1,975,000	[1,2]	Athlon Holdings LP, Series 144A, 6.00%, 5/1/2022	2,049,063
4,475,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	4,900,125
5,300,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	5,783,625
6,175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,807,937
6,125,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	6,936,562
3,900,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	4,231,500
3,575,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	3,825,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$3,725,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	$4,157,845
2,325,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	2,708,625
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,782,625
1,800,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	1,935,000
4,725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	5,055,750
1,550,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	1,584,875
4,550,000		Energy XXI Gulf Coast, Inc., Series WI, 7.50%, 12/15/2021	4,891,250
1,500,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	1,571,250
1,000,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	1,042,500
4,900,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	4,998,000
3,600,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	3,901,500
1,925,000		Linn Energy LLC, Series WI, 6.25%, 11/1/2019	2,026,063
6,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	7,513,625
5,750,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	6,339,375
6,950,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	7,453,875
3,150,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,449,250
4,850,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	5,238,000
1,300,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	1,423,500
2,600,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,967,250
1,200,000		Range Resources Corp., 5.00%, 8/15/2022	1,278,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,738,750
2,275,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2024	2,275,000
2,075,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	2,259,156
1,800,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,962,000
7,575,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	8,379,844
6,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	6,727,000
		TOTAL	148,586,689
		Industrial - Other—2.8%
6,275,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	6,526,000
1,875,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,898,438
4,300,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	4,832,125
5,275,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 10/1/2022	5,393,687
5,950,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	5,979,750
7,600,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	8,170,000
2,100,000		Mastec, Inc., 4.875%, 3/15/2023	2,079,000
8,800,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	9,482,000
3,200,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	3,572,000
4,600,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,697,750
9,125,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	9,684,362
4,900,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	5,145,000
		TOTAL	67,460,112
		Leisure—1.1%
3,050,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	3,362,625
1,575,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	1,701,000
5,775,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	6,089,738
3,400,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	3,446,750
1,075,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,112,625
975,000		Cinemark USA, Inc., 5.125%, 12/15/2022	1,007,906
800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	886,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	$0
1,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,628,000
1,800,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,872,000
6,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	6,216,375
		TOTAL	27,323,019
		Lodging—0.6%
4,525,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	4,879,127
3,550,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	3,778,531
4,800,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	5,064,000
		TOTAL	13,721,658
		Media Entertainment—6.8%
3,575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	4,017,406
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	3,140,625
775,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.25%, 2/15/2022	798,250
750,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	776,250
3,550,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	4,038,125
10,575,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	11,354,906
2,350,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,520,375
1,150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	1,236,250
3,375,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	3,657,656
10,500,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	11,366,250
10,600,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	11,991,250
7,475,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,876,781
7,800,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	8,190,000
6,925,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,963,750
1,800,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	1,867,500
6,225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	6,660,750
6,050,000		Gray Television, Inc., 7.50%, 10/1/2020	6,549,125
2,175,000	[1,2]	Lamar Media Corp., Series 144A, 5.375%, 1/15/2024	2,262,000
3,750,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	3,792,188
1,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,452,938
6,125,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	6,201,562
1,574,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,668,440
4,750,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,809,375
2,375,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	2,464,063
5,525,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	6,008,437
1,275,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	1,260,656
6,225,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	5,976,000
3,200,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	3,392,000
1,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	1,299,000
6,400,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	6,672,000
9,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,197,375
3,775,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	3,822,188
7,650,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	8,510,625
		TOTAL	163,794,096
		Metals & Mining—0.5%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	182
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	884,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$6,125,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	$6,676,250
3,525,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	3,608,719
		TOTAL	11,169,151
		Midstream—4.4%
6,225,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,590,719
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	954,000
1,450,000		Atlas Pipeline Partners LP, 4.75%, 11/15/2021	1,428,250
3,800,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	4,218,000
1,650,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	1,744,875
6,425,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	7,147,812
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,801,406
8,900,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	9,345,000
5,050,000	[1,2]	Energy Transfer Equity LP, Series 144A, 5.875%, 1/15/2024	5,302,500
4,425,000	[1,2]	Ferrellgas, L.P., Series 144A, 6.75%, 1/15/2022	4,646,250
1,200,000	[1,2]	Global Partners LP/GLP Finance Corp., Series 144A, 6.25%, 7/15/2022	1,204,500
850,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	862,750
3,000,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	3,247,500
3,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	3,191,375
5,950,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	6,143,375
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,719,000
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	3,100,625
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,680,000
1,675,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	1,666,625
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,526,156
2,950,000	[1,2]	Rose Rock Midstream LP, Series 144A, 5.625%, 7/15/2022	2,994,250
1,950,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	2,123,063
7,950,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	8,446,875
1,675,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	1,750,375
4,550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	4,618,250
4,201,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	4,589,592
2,075,000	[1,2]	Tesoro Logistics LP, Sr. Note, 5.875%, 10/1/2020	2,199,500
1,675,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,775,500
3,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,512,438
		TOTAL	105,530,561
		Oil Field Services—1.2%
2,650,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	2,974,625
6,925,000	[1,2]	Cgg SA, Series 144A, 6.875%, 1/15/2022	6,942,312
2,950,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,942,625
1,966,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,000,405
7,900,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	8,117,250
2,900,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	2,979,750
2,575,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	2,916,188
		TOTAL	28,873,155
		Packaging—5.6%
1,275,000	[1,2]	Ardagh Finance Holdings, Series 144A, 8.625%, 6/15/2019	1,319,625
10,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,740,625
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	308,250
1,625,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,681,875
436,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	454,235
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	$2,337,500
1,350,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,355,063
6,875,000		Ball Corp., 4.00%, 11/15/2023	6,582,813
450,000		Ball Corp., 5.00%, 3/15/2022	463,500
10,200,000		Berry Plastics Corp., 5.50%, 5/15/2022	10,270,125
2,150,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	2,209,125
3,325,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	3,507,875
6,475,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	6,839,219
2,875,000		Crown Americas LLC, 4.50%, 1/15/2023	2,814,625
1,000,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	1,075,000
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,129,125
5,975,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	6,542,625
6,200,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,390,650
9,425,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	10,296,812
5,975,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	6,355,906
10,150,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	11,304,562
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,800,625
11,550,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	12,243,000
10,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	11,787,500
10,875,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	11,038,125
		TOTAL	134,848,385
		Paper—0.3%
1,725,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,819,875
2,150,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,096,250
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,901,160
1,700,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	1,746,750
		TOTAL	7,564,035
		Pharmaceuticals—1.5%
3,300,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	3,432,000
7,425,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	7,722,000
7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	8,533,063
12,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	14,029,531
3,575,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,682,250
		TOTAL	37,398,844
		Refining—0.2%
1,400,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,484,000
3,550,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	3,594,375
		TOTAL	5,078,375
		Restaurants—1.2%
10,790,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	11,615,435
6,900,000		NPC INTL/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	7,814,250
9,475,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	9,546,063
		TOTAL	28,975,748
		Retailers—4.8%
9,500,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	9,725,626
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,542,500
4,275,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	4,050,562
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,789,000
2,725,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	1,832,563
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$5,275,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	$5,420,062
11,525,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	11,870,750
1,350,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,473,188
1,100,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,269,125
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	842,813
8,650,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	9,169,000
5,900,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	6,035,700
9,225,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	9,467,156
2,250,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	2,435,625
6,200,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	6,789,000
9,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	9,761,250
9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	9,874,594
1,450,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,435,500
725,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	775,750
6,175,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	6,715,312
2,225,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	2,352,937
2,050,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,219,125
		TOTAL	114,847,138
		Technology—12.8%
1,425,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	1,503,375
2,600,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.00%, 7/1/2024	2,661,750
3,575,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	3,874,406
7,425,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	7,675,594
4,200,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	4,410,000
7,875,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	7,717,500
12,875,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	14,001,562
3,825,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	3,906,281
7,900,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	8,472,750
5,525,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	5,635,500
7,800,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	8,472,750
3,150,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	3,291,750
8,500,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	9,392,500
5,800,000		Emdeon, Inc., 11.00%, 12/31/2019	6,691,750
5,900,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	6,106,500
9,975,000		Epicor Software Corp., 8.625%, 5/1/2019	10,785,469
7,975,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,274,062
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,883,438
3,100,000		First Data Corp., Series WI, 11.25%, 1/15/2021	3,627,000
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	9,790,000
17,175,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	19,042,781
2,500,000		Flextronics International Ltd., 4.625%, 2/15/2020	2,581,250
2,500,000		Flextronics International Ltd., 5.00%, 2/15/2023	2,600,000
2,025,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	2,293,313
5,900,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	6,298,250
6,825,000		IAC Interactive Corp., 4.75%, 12/15/2022	6,748,219
1,225,000		IAC Interactive Corp., Series WI, 4.875%, 11/30/2018	1,283,188
7,150,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	7,301,937
12,150,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	12,484,125
5,500,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	5,610,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,350,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	$4,779,563
5,500,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	6,276,875
4,900,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	5,475,750
7,425,000		Lender Processing Services, 5.75%, 4/15/2023	8,000,437
6,275,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	6,227,937
1,425,000	[1,2]	NCR Corp., 5.875%, 12/15/2021	1,510,500
4,300,000	[1,2]	NCR Corp., 6.375%, 12/15/2023	4,687,000
4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	4,075,313
3,375,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	3,434,063
3,000,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	3,022,500
1,625,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,716,406
1,350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,422,563
9,025,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	9,386,000
3,850,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	3,840,375
5,500,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	5,568,750
5,225,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	5,603,812
1,725,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,850,063
6,650,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	7,032,375
1,850,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	2,025,750
11,000,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	11,811,250
4,650,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	4,877,850
8,125,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	8,575,937
2,900,000		Verisign, Inc., 4.625%, 5/1/2023	2,879,410
		TOTAL	308,497,479
		Transportation Services—0.4%
3,375,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	3,590,156
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,834,000
1,300,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,365,000
1,850,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	1,942,500
		TOTAL	10,731,656
		Utility - Electric—0.9%
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,146,500
1,325,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,434,313
100,614	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	99,960
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,838,312
9,050,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	10,384,875
1,175,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	1,229,344
1,700,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,848,750
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,976,906
		TOTAL	20,958,960
		Wireless Communications—3.9%
6,875,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	7,356,250
6,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	6,468,750
2,000,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,067,600
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,166,000
10,275,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	11,251,125
2,725,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,902,125
3,425,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	3,669,031
550,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	595,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	$6,909,563
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	353,031
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	327,750
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,782,150
10,725,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	10,885,875
11,050,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	12,237,875
1,525,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,852,876
5,975,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	6,662,125
650,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	690,625
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,955,875
3,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,997,500
3,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	3,869,500
		TOTAL	93,001,001
		Wireline Communications—0.6%
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,496,813
2,025,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	2,224,969
1,225,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	1,316,875
4,350,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	4,893,750
2,625,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	2,877,656
		TOTAL	13,810,063
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,236,828,760)	2,346,440,715
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
53,011	[1,3,5]	Lone Pine Resources Canada Ltd.	0
53,011	[3,5]	Lone Pine Resources, Inc.	112,913
425,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,960)	112,913
		WARRANTS—0.1%
		Automotive—0.1%
49,113	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	1,306,897
49,113	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	911,537
		TOTAL WARRANTS (IDENTIFIED COST $5,175,902)	2,218,434
		INVESTMENT COMPANY—2.0%
46,683,683	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	46,683,683
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $2,289,109,305)[9]	2,395,455,745
		OTHER ASSETS AND LIABILITIES - NET—0.7%[10]	17,780,850
		TOTAL NET ASSETS—100%	$2,413,236,595
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $997,342,905, which represented 41.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $997,242,945, which represented 41.3% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
Semi-Annual Shareholder Report

5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $2,293,669,458.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,346,440,533	$182	$2,346,440,715
Equity Securities:
Common Stock
Domestic	—	—	112,913	112,913
International	—	—	0	0
Warrants	2,218,434	—	—	2,218,434
Investment Company	46,683,683	—	—	46,683,683
TOTAL SECURITIES	$48,902,117	$2,346,440,533	$113,095	$2,395,455,745
The following acronym is used throughout this portfolio:
GTD	—Guaranteed
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$6.62	$6.68	$6.35	$6.55	$6.27	$4.57
Income From Investment Operations:
Net investment income	0.22	0.47[1]	0.53[1]	0.57	0.61	0.57
Net realized and unrealized gain (loss) on investments	0.12	0.04	0.41	(0.19)	0.29	1.69
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.51	0.94	0.38	0.90	2.26
Less Distributions:
Distributions from net investment income	(0.23)	(0.50)	(0.58)	(0.58)	(0.62)	(0.56)
Distributions from net realized gain on investments	—	(0.07)	(0.03)	—	—	—
TOTAL DISTRIBUTIONS	(0.23)	(0.57)	(0.61)	(0.58)	(0.62)	(0.56)
Net Asset Value, End of Period	$6.73	$6.62	$6.68	$6.35	$6.55	$6.27
Total Return[2]	5.21%	7.80%	15.44%	6.04%	15.06%	51.79%
Ratios to Average Net Assets:
Net expenses	0.00%[3,4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Net investment income	6.66%[3]	7.08%	8.04%	8.75%	9.41%	11.01%
Expense waiver/reimbursement[6]	0.02%[3]	0.02%	0.07%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,413,237	$2,425,364	$2,340,516	$1,886,499	$1,995,842	$1,609,205
Portfolio turnover	19%	30%	38%	34%	37%	20%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	The Adviser reimbursed all operating expenses incurred by the Fund.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
June 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $46,683,683 of investment in an affiliated holding (Note 5) (identified cost $2,289,109,305)		$2,395,455,745
Cash		1,327,334
Income receivable		38,347,534
TOTAL ASSETS		2,435,130,613
Liabilities:
Payable for investments purchased	$8,987,509
Payable for shares redeemed	135,000
Income distribution payable	12,707,128
Payable for Directors'/Trustees' fees (Note 5)	321
Accrued expenses (Note 5)	64,060
TOTAL LIABILITIES		21,894,018
Net assets for 358,830,650 shares outstanding		$2,413,236,595
Net Assets Consist of:
Paid-in capital		$2,283,479,802
Net unrealized appreciation of investments		106,346,440
Accumulated net realized gain on investments		26,937,679
Distributions in excess of net investment income		(3,527,326)
TOTAL NET ASSETS		$2,413,236,595
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,413,236,595 ÷ 358,830,650 shares outstanding, no par value, unlimited shares authorized		$6.73
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Interest		$78,643,646
Dividends (including $13,984 received from an affiliated holding (Note 5))		164,484
TOTAL INCOME		78,808,130
Expenses:
Custodian fees	$41,052
Transfer agent fee	94,905
Directors'/Trustees' fees (Note 5)	8,578
Auditing fees	15,908
Legal fees	6,506
Portfolio accounting fees	106,930
Printing and postage	5,711
Miscellaneous (Note 5)	6,468
TOTAL EXPENSES	286,058
Reimbursement of other operating expenses (Note 5)	(238,760)
Net expenses		47,298
Net investment income		78,760,832
Realized and Unrealized Gain on Investments:
Net realized gain on investments		31,716,787
Net change in unrealized appreciation of investments		8,302,003
Net realized and unrealized gain on investments		40,018,790
Change in net assets resulting from operations		$118,779,622
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$78,760,832	$171,770,058
Net realized gain on investments	31,716,787	23,299,174
Net change in unrealized appreciation/depreciation of investments	8,302,003	(10,858,987)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	118,779,622	184,210,245
Distributions to Shareholders:
Distributions from net investment income	(82,231,641)	(180,229,753)
Distributions from net realized gain on investments	—	(24,306,959)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(82,231,641)	(204,536,712)
Share Transactions:
Proceeds from sale of shares	263,465,458	339,965,424
Net asset value of shares issued to shareholders in payment of distributions declared	4,876,403	30,489,007
Cost of shares redeemed	(317,017,503)	(265,280,176)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(48,675,642)	105,174,255
Change in net assets	(12,127,661)	84,847,788
Net Assets:
Beginning of period	2,425,364,256	2,340,516,468
End of period (including distributions in excess of net investment income of $(3,527,326) and $(56,517), respectively)	$2,413,236,595	$2,425,364,256
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower-rated corporate debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$91,864	$99,960
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$2,334,293	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2014	Year Ended 12/31/2013
Shares sold	39,329,806	50,882,286
Shares issued to shareholders in payment of distributions declared	727,988	4,592,725
Shares redeemed	(47,384,697)	(39,904,673)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(7,326,903)	15,570,338
4. FEDERAL TAX INFORMATION
At June 30, 2014, the cost of investments for federal tax purposes was $2,293,669,458. The net unrealized appreciation of investments for federal tax purposes was $101,786,287. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $117,369,803 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,583,516.
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of December 31, 2013, for federal income tax purposes, post October losses of $879,911 were deferred to January 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or comingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. Effective June 1, 2014, the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2014, the Adviser voluntarily reimbursed $238,760 of other operating expenses.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended June 30, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,742,234 and $2,373,063, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2013	44,148,666
Purchases/Additions	435,725,624
Sales/Reductions	(433,190,607)
Balance of Shares Held 6/30/2014	46,683,683
Value	$46,683,683
Dividend Income	$13,984
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:
Purchases	$441,151,111
Sales	$484,814,540
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1,2]
Actual	$1,000.00	$1,052.10	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current gross annualized expense ratio of 0.02%, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.10 and $0.10, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated High-Yield Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund both in absolute terms and relative to similar and/or competing funds with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in
Semi-Annual Shareholder Report

the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry, the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-period, and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated High-Yield Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40940 (8/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2014
Ticker	FMBPX

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2014, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	78.3%
Non-Agency Mortgage-Backed Securities	13.3%
Non-Agency Commercial Mortgage-Backed Securities	2.3%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.3%
Asset-Backed Securities	1.2%
Derivative Contracts[3,4]	0.0%
Repurchase Agreements—Collateral[5]	10.0%
Cash Equivalents[6]	2.4%
Other Assets and Liabilities—Net[7]	(9.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, if any, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represent less than 0.01%.
5	Includes repurchase agreements purchased with proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2014 (unaudited)
Shares			Value
		INVESTMENT COMPANY—99.8%
5,900,939	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $58,741,502)	$58,537,316
		REPURCHASE AGREEMENT—0.2%
152,000		Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988. (AT COST)	$152,000
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $58,893,502)[2]	58,689,316
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(12,017)
		TOTAL NET ASSETS—100%	$58,677,299
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Semi-Annual Report is included with this Report.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$58,537,316	$—	$—	$58,537,316
Repurchase Agreement	—	152,000	—	152,000
TOTAL SECURITIES	$58,537,316	$152,000	$—	$58,689,316
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.81	$10.31	$10.31	$10.17	$10.16	$10.00
Income From Investment Operations:
Net investment income	0.16	0.29	0.32	0.40	0.49	0.53
Net realized and unrealized gain (loss) on investments	0.22	(0.50)	(0.00)[1]	0.14	0.02	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.38	(0.21)	0.32	0.54	0.51	0.71
Less Distributions:
Distributions from net investment income	(0.16)	(0.29)	(0.32)	(0.40)	(0.49)	(0.53)
Distributions from net realized gain on investments	—	—	(0.00)[1]	(0.00)[1]	(0.01)	(0.02)
TOTAL DISTRIBUTIONS	(0.16)	(0.29)	(0.32)	(0.40)	(0.50)	(0.55)
Net Asset Value, End of Period	$10.03	$9.81	$10.31	$10.31	$10.17	$10.16
Total Return[2]	3.87%	(2.09)%	3.14%	5.44%	5.16%	7.22%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.19%[4]	2.86%	3.06%	3.90%	4.62%	5.27%
Expense waiver/reimbursement[5]	0.33%[4]	0.33%	0.56%	0.89%	2.97%	2.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,677	$51,429	$52,770	$39,232	$25,000	$8,291
Portfolio turnover	11%	37%	10%	14%	83%	133%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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3

Statement of Assets and Liabilities
June 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $58,537,316 of investment in an affiliated holding (Note 5) (identified cost $58,893,502)		$58,689,316
Cash		413
Receivable for investments sold		110,000
Receivable for shares sold		41,623
TOTAL ASSETS		58,841,352
Liabilities:
Payable for shares redeemed	$1,648
Income distribution payable	139,948
Payable to adviser (Note 5)	1,455
Payable for auditing fees	12,322
Payable for portfolio accounting fees	6,956
Accrued expenses (Note 5)	1,724
TOTAL LIABILITIES		164,053
Net assets for 5,852,779 shares outstanding		$58,677,299
Net Assets Consist of:
Paid-in capital		$59,753,898
Net unrealized depreciation of investments		(204,186)
Accumulated net realized loss on investments		(873,089)
Undistributed net investment income		676
TOTAL NET ASSETS		$58,677,299
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$58,677,299 ÷ 5,852,779 shares outstanding, no par value, unlimited shares authorized		$10.03
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Statement of Operations
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Dividends received from an affiliated holding (Note 5)		$862,654
Interest		42
TOTAL INCOME		862,696
Expenses:
Administrative fee (Note 5)	$21,121
Custodian fees	3,256
Transfer agent fee	2,975
Directors'/Trustees' fees (Note 5)	907
Auditing fees	12,322
Legal fees	6,529
Portfolio accounting fees	20,938
Share registration costs	12,046
Printing and postage	7,128
Miscellaneous (Note 5)	3,261
TOTAL EXPENSES	90,483
Reimbursement of other operating expenses (Note 5)	(90,483)
Net expenses		—
Net investment income		862,696
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in an affiliated holding (Note 5)		(222,222)
Net change in unrealized depreciation of investments		1,373,544
Net realized and unrealized gain on investments		1,151,322
Change in net assets resulting from operations		$2,014,018
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$862,696	$1,487,720
Net realized loss on investments	(222,222)	(570,362)
Net change in unrealized appreciation/depreciation of investments	1,373,544	(1,937,748)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,014,018	(1,020,390)
Distributions to Shareholders:
Distributions from net investment income	(862,430)	(1,487,417)
Share Transactions:
Proceeds from sale of shares	12,849,869	19,997,844
Net asset value of shares issued to shareholders in payment of distributions declared	6,773	3,538
Cost of shares redeemed	(6,759,433)	(18,834,709)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,097,209	1,166,673
Change in net assets	7,248,797	(1,341,134)
Net Assets:
Beginning of period	51,428,502	52,769,636
End of period (including undistributed net investment income of $676 and $410, respectively)	$58,677,299	$51,428,502
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Notes to Financial Statements
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
7

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report
8

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2014	Year Ended 12/31/2013
Shares sold	1,292,404	1,998,627
Shares issued to shareholders in payment of distributions declared	680	358
Shares redeemed	(680,687)	(1,877,888)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	612,397	121,097
4. FEDERAL TAX INFORMATION
At June 30, 2014, the cost of investments for federal tax purposes was $58,893,502. The net unrealized depreciation of investments for federal tax purposes was $204,186. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $204,186.
At December 31, 2013, the Fund had a capital loss carryforward of $13,895 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$13,895	$13,895
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2014, the Adviser reimbursed $90,483 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund. For the six months ended June 30, 2014, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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9

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2014, were as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2013	5,298,696
Purchases/Additions	1,203,811
Sales/Reductions	(601,568)
Balance of Shares Held 6/30/2014	5,900,939
Value	$58,537,316
Dividend Income	$862,654
The Fund invests in the Federated Mortgage Core Portfolio (“Mortgage Core”), a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2014, Mortgage Core represents 99.8% of the Fund's total portfolio of investments. Therefore, the performance of the Fund is directly affected by the performance of Mortgage Core. To illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core, its financial statements are included within this report. The financial statements of Mortgage Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:
Purchases	$11,846,201
Sales	$5,911,000
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
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10

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1]
Actual	$1,000.00	$1,038.70	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund.
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11

Portfolio of Investments Summary Table (unaudited)– Federated Mortgage Core Portfolio
At June 30, 2014, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	78.5%
Non-Agency Mortgage-Backed Securities	13.3%
Non-Agency Commercial Mortgage-Backed Securities	2.3%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.3%
Asset-Backed Securities	1.2%
Derivative Contracts[2,3]	0.0%
Cash Equivalent[4]	2.3%
Repurchase Agreements—Collateral[5]	10.0%
Other Assets and Liabilities—Net[6]	(9.9)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represent less than 0.01%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing dollar-roll collateral.
5	Includes repurchase agreements purchased with cash collateral received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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12

Portfolio of Investments–Federated Mortgage Core Portfolio
June 30, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.2%
		Auto Receivables—0.4%
$6,650,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.802%, 5/15/2018	$6,659,321
		Home Equity Loan—0.8%
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.252%, 6/17/2031	11,404,831
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $17,950,000)	18,064,152
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.6%
		Agency Commercial Mortgage-Backed Securities—2.3%
14,350,604		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	14,408,637
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.367%, 5/25/2045	12,774,636
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.856%, 1/25/2047	7,292,813
		TOTAL	34,476,086
		Non-Agency Commercial Mortgage-Backed Securities—2.3%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.940%, 4/10/2046	22,106,594
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.202%, 7/15/2046	12,613,868
		TOTAL	34,720,462
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $68,828,357)	69,196,548
		COLLATERALIZED MORTGAGE OBLIGATIONS—17.3%
		Government National Mortgage Association—4.0%
38,553,075		REMIC 2013-H16 FA, 0.692%, 7/20/2063	38,490,850
21,867,407		REMIC 2013-H20 FA, 0.752%, 8/20/2063	21,893,998
		TOTAL	60,384,848
		Non-Agency Mortgage-Backed Securities—13.3%
1,371,639		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	1,351,304
2,557,630		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	2,586,287
4,437,164		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	4,153,846
1,712,090		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	1,503,572
10,871,574	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	10,740,805
25,945,970	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	24,929,238
23,866,483	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	21,907,384
3,714,230		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,484,698
1,845,486		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.745%, 8/25/2035	1,693,443
1,567,998		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,599,791
5,394,930		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	5,499,111
8,667,987		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	8,716,919
20,949,345		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	18,914,904
21,341,767		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	19,191,357
31,256,503		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	28,324,234
20,427,974		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	19,687,605
10,074,372	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	10,417,799
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	11,802,655
6,658,674		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	5,943,663
		TOTAL	202,448,615
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $275,499,721)	262,833,463
		MORTGAGE-BACKED SECURITIES—74.5%
		Federal Home Loan Mortgage Corporation—23.0%
9,337,972		2.500%, 8/1/2028	9,491,903
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13

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$76,918,727		3.500%, 6/1/2026 - 9/1/2043	$79,290,647
69,262,954		4.000%, 2/1/2020 - 1/1/2042	73,509,764
89,565,515		4.500%, 6/1/2019 - 9/1/2041	96,826,709
54,399,350		5.000%, 7/1/2019 - 5/1/2041	60,055,430
20,815,352		5.500%, 3/1/2021 - 5/1/2040	23,157,562
1,866,139		6.000%, 7/1/2029 - 9/1/2037	2,096,882
3,126,878		6.500%, 7/1/2014 - 4/1/2038	3,508,524
799,431		7.000%, 10/1/2020 - 9/1/2037	923,319
249,898		7.500%, 8/1/2029 - 5/1/2031	297,548
321,304		8.000%, 3/1/2030 - 3/1/2031	388,369
7,337		8.500%, 9/1/2025	8,789
289		9.500%, 4/1/2021	319
		TOTAL	349,555,765
		Federal National Mortgage Association—40.9%
7,486,906		2.500%, 8/1/2028	7,615,002
49,999,998	[3]	3.000%, 8/1/2043 - 7/1/2044	49,366,409
167,709,542	[3]	3.500%, 11/1/2025 - 7/1/2044	172,880,364
165,025,585	[3]	4.000%, 12/1/2025 - 7/1/2044	175,402,627
111,440,822		4.500%, 12/1/2019 - 4/1/2044	120,769,566
39,059,807		5.000%, 5/1/2023 - 10/1/2041	43,269,383
24,085,365		5.500%, 9/1/2014 - 4/1/2041	26,989,085
14,048,052		6.000%, 9/1/2014 - 2/1/2039	15,849,585
4,100,697		6.500%, 8/1/2014 - 10/1/2038	4,642,423
2,936,965		7.000%, 3/1/2015 - 6/1/2037	3,385,883
376,286		7.500%, 4/1/2015 - 6/1/2033	447,038
57,616		8.000%, 7/1/2023 - 3/1/2031	68,920
2,772		9.000%, 11/1/2021 - 6/1/2025	3,182
		TOTAL	620,689,467
		Government National Mortgage Association—10.6%
25,683,247		3.500%, 12/15/2040 - 8/15/2043	26,713,584
32,654,408		4.000%, 9/15/2040 - 10/15/2041	34,953,263
49,727,949		4.500%, 1/15/2039 - 11/15/2043	54,294,131
31,823,298		5.000%, 1/15/2039 - 7/15/2040	35,338,958
4,948,798		5.500%, 12/15/2038 - 2/15/2039	5,530,826
1,627,818		6.000%, 10/15/2028 - 6/15/2037	1,851,049
371,985		6.500%, 10/15/2028 - 2/15/2032	431,591
671,788		7.000%, 11/15/2027 - 12/15/2031	792,192
189,907		7.500%, 7/15/2029 - 1/15/2031	227,085
316,301		8.000%, 1/15/2022 - 11/15/2030	381,581
22,940		8.500%, 3/15/2022 - 9/15/2029	26,395
1,376		9.500%, 10/15/2020	1,620
9,268		12.000%, 4/15/2015 - 6/15/2015	9,532
		TOTAL	160,551,807
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,092,698,118)	1,130,797,039
		REPURCHASE AGREEMENTS—12.3%
110,376,000	[4]	Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988.	110,376,000
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14

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$75,712,000	[4,5]	Interest in $160,000,000 joint repurchase agreement 0.08%, dated 6/12/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $160,011,378 on 7/14/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2044 and the market value of those underlying securities was $164,005,300.	$75,712,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	186,088,000
		TOTAL INVESTMENTS—109.9% (IDENTIFIED COST $1,641,064,196)[6]	1,666,979,202
		OTHER ASSETS AND LIABILITIES - NET—(9.9)%[7]	(149,996,707)
		TOTAL NET ASSETS—100%	$1,516,982,495
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Long Bond Short Futures	52	$7,133,750	September 2014	$(2,477)
8U.S. Treasury Notes 5-Year Short Futures	120	$14,335,313	September 2014	$19,417
8U.S. Treasury Notes 10-Year Short Futures	320	$40,055,000	September 2014	$99,280
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$116,220
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $152,649,944, which represented 10.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $140,847,289, which represented 9.3% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $1,636,812,357.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
15

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$18,064,152	$—	$18,064,152
Commercial Mortgage-Backed Securities	—	69,196,548	—	69,196,548
Collateralized Mortgage Obligations	—	262,833,463	—	262,833,463
Mortgage-Backed Securities	—	1,130,797,039	—	1,130,797,039
Repurchase Agreements	—	186,088,000	—	186,088,000
TOTAL SECURITIES	$—	$1,666,979,202	$—	$1,666,979,202
OTHER FINANCIAL INSTRUMENTS*	$116,220	$—	$—	$116,220
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2014	Year Ended December 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.71	$10.20	$10.20	$10.06	$10.05	$9.89
Income From Investment Operations:
Net investment income	0.14[1]	0.24[1]	0.26[1]	0.33[1]	0.44[1]	0.53
Net realized and unrealized gain (loss) on investments and futures contracts	0.23	(0.45)	0.06	0.21	0.06	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.37	(0.21)	0.32	0.54	0.50	0.69
Less Distributions:
Distributions from net investment income	(0.16)	(0.28)	(0.32)	(0.40)	(0.49)	(0.53)
Net Asset Value, End of Period	$9.92	$9.71	$10.20	$10.20	$10.06	$10.05
Total Return[2]	3.79%	(2.04)%	3.14%	5.45%	5.04%	7.09%
Ratios to Average Net Assets:
Net expenses	0.00%[3,4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Net investment income	2.94%[3]	2.41%	2.59%	3.25%	4.37%	4.86%
Expense waiver/reimbursement[6]	0.03%[3]	0.03%	0.08%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,516,982	$1,399,693	$2,480,305	$3,165,802	$1,959,812	$2,034,884
Portfolio turnover	74%	200%	257%	226%	176%	156%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	31%	67%	71%	52%	60%	50%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	The Adviser reimbursed all operating expenses incurred by the Fund.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
June 30, 2014 (unaudited)
Assets:
Investment in securities	$1,480,891,202
Investment in repurchase agreements	186,088,000
Total investment in securities, at value (identified cost $1,641,064,196)		$1,666,979,202
Restricted cash (Note 2)		633,200
Income receivable		4,099,336
TOTAL ASSETS		1,671,711,738
Liabilities:
Payable for investments purchased	150,999,097
Payable for shares redeemed	110,000
Bank overdraft	201,438
Payable for daily variation margin	48,063
Income distribution payable	3,279,797
Payable for Directors'/Trustees' fees (Note 5)	3,028
Accrued expenses (Note 5)	87,820
TOTAL LIABILITIES		154,729,243
Net assets for 152,878,459 shares outstanding		$1,516,982,495
Net Assets Consist of:
Paid-in capital		$1,525,277,595
Net unrealized appreciation of investments and futures contracts		26,031,226
Accumulated net realized loss on investments and futures contracts		(32,742,079)
Distributions in excess of net investment income		(1,584,247)
TOTAL NET ASSETS		$1,516,982,495
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,516,982,495 ÷ 152,878,459 shares outstanding, no par value, unlimited shares authorized		$9.92
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Statement of Operations–Federated Mortgage Core Portfolio
Six Months Ended June 30, 2014 (unaudited)
Investment Income:
Interest		$20,453,106
Expenses:
Custodian fees	$34,063
Transfer agent fee	55,053
Directors'/Trustees' fees (Note 5)	5,747
Auditing fees	14,132
Legal fees	6,529
Portfolio accounting fees	99,898
Printing and postage	4,731
Miscellaneous (Note 5)	4,517
TOTAL EXPENSES	224,670
Reimbursement of other operating expenses (Note 5)	(188,793)
Net expenses		35,877
Net investment income		20,417,229
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		1,042,313
Net realized loss on futures contracts		(2,051,397)
Net change in unrealized depreciation of investments		31,514,593
Net change in unrealized depreciation of futures contracts		179,614
Net realized and unrealized gain on investments and futures contracts		30,685,123
Change in net assets resulting from operations		$51,102,352
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
	Six Months Ended (unaudited) 6/30/2014	Year Ended 12/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,417,229	$46,012,619
Net realized loss on investments and futures contracts	(1,009,084)	(23,546,484)
Net change in unrealized appreciation/depreciation of investments and futures contracts	31,694,207	(63,099,189)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	51,102,352	(40,633,054)
Distributions to Shareholders:
Distributions from net investment income	(22,184,601)	(54,161,219)
Share Transactions:
Proceeds from sale of shares	219,154,017	193,806,500
Net asset value of shares issued to shareholders in payment of distributions declared	2,529,168	5,880,177
Cost of shares redeemed	(133,311,125)	(1,185,504,227)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	88,372,060	(985,817,550)
Change in net assets	117,289,811	(1,080,611,823)
Net Assets:
Beginning of period	1,399,692,684	2,480,304,507
End of period (including undistributed (distributions in excess of) net investment income of $(1,584,247) and $183,125, respectively)	$1,516,982,495	$1,399,692,684
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements–Federated Mortgage Core Portfolio
June 30, 2014 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
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Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $916,518 and $46,106,330, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$11,802,655
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(116,220)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(2,051,397)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$179,614
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2014	Year Ended 12/31/2013
Shares sold	22,154,638	19,692,684
Shares issued to shareholders in payment of distributions declared	256,732	592,291
Shares redeemed	(13,619,163)	(119,322,205)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,792,207	(99,037,230)
4. FEDERAL TAX INFORMATION
At June 30, 2014, the cost of investments for federal tax purposes was $1,636,812,357. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $30,166,845. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $43,795,533 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,628,688.
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At December 31, 2013, the Fund had a capital loss carryforward of $37,465,805 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$26,188,197	$—	$26,188,197
2017	$11,277,608	NA	$11,277,608
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. Effective June 1, 2014, the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2014, the Adviser voluntarily reimbursed $188,793 of other operating expenses.
Administrator
Federated Administrative Service (FAS) under the Administrative Services Agreement provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2014, were as follows:
Purchases	$28,590,164
Sales	$8,931,595
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2014, there were no outstanding loans. During the six months ended June 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period[1,2]
Actual	$1,000.00	$1,037.90	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.79	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current gross annualized expense ratio of 0.03%, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.15 and $0.15, respectively.
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Evaluation and Approval of Advisory Contract–May 2014
Federated Mortgage Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund both in absolute terms and relative to similar and/or competing funds with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in
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the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry, the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period, and underperformed its benchmark index for the three-year period and outperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated Mortgage Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38886 (8/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014